Loans from related companies (Details Narrative)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carring interest, rate	2.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	2.60%	2.60%
Prime Lending Rate	3.50%	3.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	8.40%	8.40%
Prime Lending Rate	4.13%	4.60%